Document and Entity Information	0 Months Ended
Dec. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 27, 2013
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jun. 30, 2014
Document Effective Date	Jun. 30, 2014
Prospectus Date	Dec. 27, 2013
American Beacon Flexible Bond Fund | American Beacon Flexible Bond Fund | A Class
Risk/Return:
Trading Symbol	AFXAX
American Beacon Flexible Bond Fund | American Beacon Flexible Bond Fund | C Class
Risk/Return:
Trading Symbol	AFXCX